SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		4 Months Ended	6 Months Ended
	Feb. 07, 2019	Jul. 26, 2019	Jul. 18, 2019	Sep. 01, 2019	Jun. 30, 2019	May 09, 2019	Mar. 27, 2019	Jan. 24, 2019	Jan. 16, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 25, 2017	Jul. 17, 2017	Jun. 29, 2017
Share exchange agreement description				Pursuant to the Agreement, Iconic acquired a 51% equity interest in Green Grow in exchange for (i) cash consideration of $200,000 (which was paid on July 24, 2019), and (ii) 2,000,000 shares of Company common stock. In addition, the Company has agreed to issue up to an additional 6,000,000 shares based upon gross revenues reached by Green Grow (at a rate of 120,000 shares per $1,000,000 of gross revenues up to a maximum of $50,000,000) within 36 months of the Closing. The $1,450,000 total consideration (i.e., the $200,000 note payable plus the $1,250,000 fair value of the 2,000,000 shares of Iconic common stock) of the acquisition over the $0 identifiable net assets of Green Grow at May 9, 2019 has been recognized as goodwill
Ownership percentage						51.00%
Lease term						1 year
Rent paid					$ 1,133
Common stock, shares issued					8,244,515		1,000,000			5,439,765	4,417,567	60,359	60,359	40,076
Series E Preferred Stock
Preferred stock, shares issued					7,167,116					6,602,994	0
Escrow Agent [Member]
Common stock, shares issued					0					534,203	1,913,890
Escrow Agent [Member] | Subsequent Events [Member]
Common stock, shares issued								98,078	436,125
Warrant Exercise Agreement [Member] | Subsequent Events [Member]
Ownership percentage		51.00%
Lease term		5 years
Rent paid		$ 3,000
Securities Purchase Agreement [Member] | Subsequent Events [Member] | Series E Preferred Stock
Common stock, warrants issued	620,000
Preferred stock, shares issued	1,550,000
Proceeds from issuance of preferred stock and warrants	$ 387,500
Green Grow Farms, Inc. [Member] | Share Exchange Agreement [Member] | NY Farms Group Inc [Member] | Subsequent Events [Member]
Share exchange agreement description			Iconic entered into Securities Purchase Agreements with certain accredited investors (the “Investors”) for the sale of an aggregate of 3,125 shares of newly designated Series F Convertible Preferred Stock plus 5,000,000 warrants at a price of $1,000 per share of Series F Convertible Preferred Stock or for a total of $3,125,000 (which was collected in full from July 18, 2019 to August 2, 2019). On August 2, 2019, Iconic paid $322,500 in commissions and expenses to the placement agent of this offering. Each share of Series F Convertible Preferred Stock has a stated value of $1,000, is convertible into 1,600 shares of common stock (subject to adjustment under certain circumstances), has no voting rights, is entitled to dividends on an as-converted-to common stock basis, is entitled to a distribution preference of $1,000 upon liquidation, and is not redeemable. Each warrant is exercisable into one share of common stock at an exercise price of $0.625 per share (subject to adjustment under certain circumstances) for a period of five years from the date of issuance
New Warrants [Member] | Warrant Exercise Agreement [Member] | Subsequent Events [Member]
Exercise of warrants issued			500,000
Warrant exercise price per share			$ 0.625
Term of warranty			5 years
Four Holders [Member] | Warrant Exercise Agreement [Member] | Subsequent Events [Member]
Exercise of warrants issued			1,090
Warrant exercise price per share			$ 0.32
Exercise of warrants value			$ 1,125,000